Income taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

For the three and nine months ended June 30, 2025, the Company recorded an income tax provision of $0.1 million and $0.8 million, respectively. The Company recorded an income tax provision of $0.3 million and $0.2 million for the three and nine months ended June 30, 2024, respectively.

For the three and nine months ended June 30, 2025, the Company recorded deferred tax income of $1.7 million and $1.5 million, respectively. The Company recorded deferred tax expense of $0.4 million for the three months ended June 30, 2024 and deferred tax income of $0.6 million for the nine months ended June 30, 2024.

For the three and nine months ended June 30, 2025 and 2024, the Federal and Provincial tax rates were 15.0% and 11.5%, respectively.

The Company’s U.S. operations are subject to a federal statutory tax rate of 21%, but due to a full valuation allowance against deferred tax assets related to net operating losses, the effective tax rate was less than 1% for the three and nine months ended June 30, 2025 and 2024, resulting in a minimal income tax provision.

15. Income taxes

For financial reporting purposes, loss before income taxes includes the following components:

	Years ended September 30,
	2024	2023
Canadian	$(60,677)	$(14,861)
Foreign	-	-
Total	$(60,677)	$(14,861)

The expense (benefit) for income taxes consists of:

	Years ended September 30,
	2024	2023
Current:
Canadian	$71	$603
	71	603
Deferred and other:
Canadian	(1,313)	(336)
	(1,313)	(336)
Total tax expense (recovery)	$(1,242)	$267

Components of income tax expense (benefit) consist of:

	2024	2023
Current tax expense (benefit)	$71	$603
Deferred tax expense (benefit)	(1,313)	(336)
Total tax expense (benefit)	$(1,242)	$267

Reconciliation between the effective tax rate (ETR) on loss before income taxes and the statutory tax rate is as follows:

	Years ended September 30,
	2024		2023
Income tax expense (benefit) at federal statutory rate (2024-26.5%, 2023-26.5%)	26.50%	(16,044)	26.50%	(3,938)
Non-deductible (non-taxable) expenses and stock-based compensation	-14.22%	8,611	-8.12%	1,206
Difference in statutory tax rates and other	-0.26%	160	-0.39%	59
Change in valuation allowance	-11.34%	6,866	-12.92%	1,921
Effect of prior year tax expense (benefit) adjusted in the current year	1.29%	(784)	-6.80%	1,011
Other	0.08%	(51)	-0.06%	8
Income tax expense (benefit)	2.05%	(1,242)	-1.80%	267

The Federal and Provincial tax rates were 15% and 11.5%, respectively for 2024 and 2023.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

The components of the Net Deferred Tax Asset or Deferred Tax Liability consist of the following:

	Years ended September 30,
	2024	2023
Property Plant Equipment and Intangible Assets	$601	$916
Reserves and Deferred Charges	718
Lease Liability	2,352	1,525
Others	550	553
Net Capital Losses	743	-
Net Operating Losses	9,641	3,898
Subtotal	14,605	6,892
Less: Valuation Allowance	(10,937)	(3,254)
Total net DTAs	$3,668	$3,638

Property Plant Equipment and Intangible Assets	(2,860)	(4,258)
Right of Use Asset	(2,309)	(1,699)
Total DTLs	$(5,169)	$(5,957)
Net DTA (DTL)	$(1,501)	$(2,318)

As presented in the balance sheet:	2024	2023
Deferred tax asset	$203	$27
Deferred tax liability	(1,704)	(2,345)
Total	$(1,501)	$(2,318)

An analysis of our deferred tax asset valuation allowances is as follows:

	Years ended September 30,
	2024	2023
Balance at the beginning of the year	$3,254	$1,333
Additions	7,683	1,921
Balance at the end of the year	$10,937	$3,254

The Company’s deferred tax asset valuation allowances are primarily the result of uncertainties regarding the future realization of recorded tax benefits on tax loss carry forwards in Canada. Current evidence does not suggest that the Company will realize sufficient taxable income of the appropriate character within the carry forward period to avail of these deferred tax benefits. If the Company were to identify and implement tax planning strategies to recover these deferred tax assets or generate sufficient income of the appropriate character in these jurisdictions in the future, it may lead to the reversal of these valuation allowances and accordingly a reduction of income tax expense. The Company believes that it will generate sufficient future taxable income to realize the tax benefits related to the remaining net deferred tax assets in our consolidated balance sheet.

In Canada, we have income tax NOL carry forwards related to our operations of approximately $37.1 million. We have recorded a DTA of $9.6 million (2023 $3.9 million) before any valuation allowance, reflecting the benefit in loss carry forwards. Such DTAs expire between 2037 to 2043.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

There were no uncertain tax positions as of September 30, 2024 and 2023. The Company recognizes interest and penalties related to uncertain tax positions, if any, as income tax expense. Accrued interest and penalties are included within the related tax liability line in the consolidated statement of financial position. As of November 30, 2024 and 2023, there were no accrued interest and penalties related to uncertain tax positions. The Company is subject to income taxes in Canada. With few exceptions, the tax years that remain subject to examination as of September 30, 2024, are 2020 to 2024 in Canada.